Prospectus Supplement	June 24, 2019

Putnam Global Communications Fund
Putnam Global Consumer Fund
Putnam Global Financials Fund
Putnam Global Health Care Fund
Putnam Global Industrials Fund
Putnam Global Natural Resources Fund
Putnam Global Technology Fund
Putnam Global Utilities Fund

Prospectus dated December 30, 2018

Effective June 24, 2019, the prospectus only applies to Putnam Global Health Care Fund and Putnam Global Technology Fund, and all references to Putnam Global Communications Fund, Putnam Global Consumer Fund, Putnam Global Financials Fund, Putnam Global Industrials Fund, Putnam Global Natural Resources Fund and Putnam Global Utilities Fund are removed from this prospectus.

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Statement of Additional Information Supplement	June 24, 2019

Putnam Global Communications Fund

Putnam Global Consumer Fund

Putnam Global Financials Fund

Putnam Global Health Care Fund

Putnam Global Industrials Fund

Putnam Global Natural Resources Fund

Putnam Global Technology Fund

Putnam Global Utilities Fund

Statement of Additional Information dated December 30, 2018.

Effective June 24, 2019, the statement of additional information only applies to Putnam Global Health Care Fund and Putnam Global Technology Fund, and all references to Putnam Global Communications Fund, Putnam Global Consumer Fund, Putnam Global Financials Fund, Putnam Global Industrials Fund, Putnam Global Natural Resources Fund and Putnam Global Utilities Fund are removed from this statement of additional information.

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